FAIR VALUE AND RISK MANAGEMENT - Contractual Maturities (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Contractual maturities
Unsecured debentures	$ 1,900,000
Unsecured term loans	534,136
Cross currency interest rate swaps	18,624	$ 114,264
Unsecured debentures, net of cross currency interest rate swap savings	209,645
Unsecured term loans, net of cross currency interest rate swap savings	18,406
Accounts payable and accrued liabilities	113,244	61,197
Distributions payable	16,969	15,422
Total payments	2,811,787
Secured debt	763	$ 0
2022
Contractual maturities
Unsecured debentures	0
Unsecured term loans	0
Cross currency interest rate swaps	0
Unsecured debentures, net of cross currency interest rate swap savings	39,396
Unsecured term loans, net of cross currency interest rate swap savings	3,946
Accounts payable and accrued liabilities	108,571
Distributions payable	16,969
Total payments	168,882
Secured debt	0
2023
Contractual maturities
Unsecured debentures	400,000
Unsecured term loans	0
Cross currency interest rate swaps	6,551
Unsecured debentures, net of cross currency interest rate swap savings	39,396
Unsecured term loans, net of cross currency interest rate swap savings	3,946
Accounts payable and accrued liabilities	3,275
Distributions payable	0
Total payments	453,931
Secured debt	763
2024
Contractual maturities
Unsecured debentures	0
Unsecured term loans	234,136
Cross currency interest rate swaps	5,056
Unsecured debentures, net of cross currency interest rate swap savings	29,517
Unsecured term loans, net of cross currency interest rate swap savings	3,946
Accounts payable and accrued liabilities	1,398
Distributions payable	0
Total payments	274,053
Secured debt	0
2025
Contractual maturities
Unsecured debentures	0
Unsecured term loans	0
Cross currency interest rate swaps	0
Unsecured debentures, net of cross currency interest rate swap savings	29,517
Unsecured term loans, net of cross currency interest rate swap savings	3,284
Accounts payable and accrued liabilities	0
Distributions payable	0
Total payments	32,801
Secured debt	0
2025
Contractual maturities
Unsecured debentures	0
Unsecured term loans	300,000
Cross currency interest rate swaps	0
Unsecured debentures, net of cross currency interest rate swap savings	29,517
Unsecured term loans, net of cross currency interest rate swap savings	3,284
Accounts payable and accrued liabilities	0
Distributions payable	0
Total payments	332,801
Secured debt	0
Thereafter
Contractual maturities
Unsecured debentures	1,500,000
Unsecured term loans	0
Cross currency interest rate swaps	7,017
Unsecured debentures, net of cross currency interest rate swap savings	42,302
Unsecured term loans, net of cross currency interest rate swap savings	0
Accounts payable and accrued liabilities	0
Distributions payable	0
Total payments	1,549,319
Secured debt	$ 0